Note 5 - Income Taxes - Symon (Tables)	12 Months Ended
Jan. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

	2013	2012	2011
Domestic	$3,723,156	$3,611,193	$1,963,040
Foreign	1,628,084	2,228,980	673,452
	$5,351,240	$5,840,173	$2,636,492

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	2013	2012	2011
Current
Federal	$1,391,000	$1,336,358	$1,125,188
State	116,215	150,366	100,543
Foreign	417,814	476,833	12,308
	1,925,029	1,963,557	1,238,039
Deferred
Federal	(44,421)	(155,886)	(419,237)
State	-	-	-
Foreign	(20,418)	106,210	52,259
	(64,839)	(49,676)	(366,978)
	$1,860,190	$1,913,881	$871,061

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	For the years ended January 31,
	2013	2012	2011
Computed expected tax expense	$1,819,422	$1,985,659	$896,407
Non deductible expenses	144,978	16,656	48,928
Release of beginning of year valuation allowance	-	-	(73,312)
Utilization of net operating loss carryforwards	(1,787)	(22,040)	(73,426)
International tax rate differences	(156,296)	(171,186)	(40,407)
State tax expense, net of federal benefit	116,215	99,241	66,359
Other	(62,342)	5,551	46,512
Total	$1,860,190	$1,913,881	$871,061

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	2013	2012	2011
Deferred tax assets:
Deferred revenues	$222,578	$296,881	$302,265
Deferred state sales tax	34,000	8,835	8,835
Bad debt reserve	46,588	85,000	114,881
Revaluation of short-term Intercompany loan	61,138	61,137	157,766
Net operating loss carryforwards	8,314	10,101	113,935
Total deferred tax assets – current	372,618	461,954	697,682
Deferred tax asset (liabilities)
Intangible assets	(721,433)	(888,129)	(1,116,849)
Depreciation	16,937	29,458	66,935
Net deferred tax asset (liabilities) – non current	(704,496)	(858,671)	(1,049,914)
Net deferred tax liabilities	$(331,878)	$(396,717)	$(352,232)